OPERATING SEGMENT INFORMATION - Segment Capital Expenditures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Capital expenditures	€ (232)	€ (182)	€ (271)
P&ARP
Disclosure of operating segments [line items]
Capital expenditures	(94)	(73)	(96)
A&T
Disclosure of operating segments [line items]
Capital expenditures	(70)	(45)	(72)
AS&I
Disclosure of operating segments [line items]
Capital expenditures	(62)	(61)	(97)
H&C
Disclosure of operating segments [line items]
Capital expenditures	€ (6)	€ (3)	€ (6)